Annual
    Report

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                                                     DECEMBER 31, 2001





MUTUAL QUALIFIED FUND


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Franklin Templeton Investments

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.


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JEFF DIAMOND, CFA
CO-PORTFOLIO MANAGER
MUTUAL QUALIFIED FUND



[photo omitted]

SUSAN POTTO
CO-PORTFOLIO MANAGER
MUTUAL QUALIFIED FUND



PETER A. LANGERMAN
CHIEF EXECUTIVE OFFICER
FRANKLIN MUTUAL ADVISERS, LLC



DAVID J. WINTERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
FRANKLIN MUTUAL ADVISERS, LLC


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FRANKLINTEMPLETON.COM

Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.

SHAREHOLDER LETTER





--------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL QUALIFIED FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS AND CONVERTIBLE SECURITIES IN THE U.S. AND OTHER COUNTRIES.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Mutual Qualified Fund's annual report for the period ended December 31, 2001. In a difficult investment environment, Mutual Qualified Fund - Class Z posted an 8.21% one-year cumulative total return, as shown in the Performance Summary beginning on page 7. The Fund's performance compared favorably with that of its benchmark, the Standard & Poor's 500 Composite Index (S&P 500(R)), which returned -11.88% for the same time.1 Our focus on long-term value investing has benefited our shareholders, not only this past year, but over the longer term as well. We are gratified the Fund produced such solid results during a difficult time when major indexes and most other equity mutual funds generated negative returns.





1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 15.

CONTENTS

Shareholder Letter .......................   1

Performance Summary ......................   7

Financial Highlights &
Statement of Investments .................  11

Financial Statements .....................  25

Notes to
Financial Statements .....................  29

Independent
Auditors' Report .........................  37

Tax Designation ..........................  38

Directors and Officers ...................  39




[graphic omitted]
Text from graphic as follows:
FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

[graphic omitted]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED PIECE AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01

U.S.                            54.1%
U.K.                             5.0%
FRANCE                           2.9%
NETHERLANDS                      1.7%
CANADA                           1.4%
SPAIN                            1.3%
SWITZERLAND                      1.2%
OTHER COUNTRIES                  4.5%
FIXED INCOME SECURITIES          7.6%
GOVERNMENT AGENCIES
& OTHER NET ASSETS              20.3%


During the year under review, most economies weakened considerably, resulting in the first synchronized global economic slowdown in nearly 30 years. The U.S. economy fell into recession for the first time in a decade. Internationally, European economic activity slowed sharply, particularly in Germany. Japan remained mired in its worst economic slump in 20 years as its financial system struggled under the weight of bad debts and a lack of serious economic reform. Not surprisingly, emerging market economies also struggled due to shrinking export demand from developed economies. As the year drew to a close, Argentina's economy was on the verge of collapsing as social unrest erupted following the government's failed attempt to stabilize the nation's financial system.

Many central banks worldwide reduced interest rates in an effort to revitalize their respective economies. The U.S. Federal Reserve Board cut interest rates an unprecedented 11 times in 2001, bringing the federal funds target rate to a 40-year low of 1.75%. The European Central Bank and the Bank of England also lowered interest rates several times during the year. Despite near-zero interest rates, Japanese monetary authorities continued to take actions aimed at stimulating their moribund economy.

Reflecting the difficult economic environment, most major U.S., European and Asian stock markets experienced substantial volatility and finished 2001 with double-digit percentage declines. Prior to September 11, broad U.S. equity indexes fell due to deteriorating economic conditions and the continuing effects of the unwinding of the late-1990s' capital investment bubble. Global equity markets dropped sharply in the aftermath of September 11's tragic and unsettling events. By period-end, however, stock markets worldwide rallied somewhat as investors began to anticipate a strong economic recovery beginning early in 2002.

We attribute the Fund's relative outperformance primarily to our disciplined value-oriented style and our participation in special situations investing. Buying stocks trading at discounts to the underlying value of the company's assets often provides our shareholders with a margin of safety that helps to limit downside risk. Investing in bankruptcy and distressed securities, as well as deal stocks, increases the Fund's diversification and can decrease its risk and volatility because these types of investments are not highly correlated with the stock market.

Distressed and bankrupt securities proved to be a significant contributor to Fund performance during the year. In particular, our investments in Finova Capital, a commercial finance company, and PG&E, a California utility, were very successful. CIT Group, Heller Financial and Van Melle were significant contributors to the Fund's performance. These companies were acquired in 2001 at substantial premiums to our cost bases and to their trading prices before the deal announcements. While our original investments were not predicated on a takeover, the deals unlocked the value that we identified in these companies at the time of our initial investment. Additionally, Cendant benefited the Fund during the period. Cendant's stock increased more than 100% in 2001 as the company finally moved beyond its calamitous merger with CUC International and resumed executing the strategy that had served it so well in the past.

Unfortunately, not all of our investments performed as anticipated. Fund holding Railtrack Group, Britain's largest railway infrastructure operator, saw its primary operating subsidiary forced into administration, the British equivalent of bankruptcy, when the government unilaterally withdrew promised funding. We believe this was the same as the government's seizing the equity value of the company without proper compensation. We are working aggressively to obtain the best possible outcome





TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
12/31/01

                                             % OF TOTAL
                                             NET ASSETS
-------------------------------------------------------

Media                                              9.2%

Banks                                              7.0%

Insurance                                          5.6%

Diversified Telecommunication Services             5.3%

Diversified Financials                             3.4%

Health Care Providers
& Services                                         2.8%

Paper & Forest Products                            2.7%

Commercial Services
& Supplies                                         2.6%

Real Estate                                        2.6%

Multiline Retail                                   2.6%

TOP 10 HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,                       % OF TOTAL
COUNTRY                                NET ASSETS
-------------------------------------------------

Federated Department
Stores Inc.                                  2.2%
MULTILINE RETAIL, U.S.

White Mountains Insurance
Group Inc. (Common &
Restricted)                                  2.1%
INSURANCE, U.S.

Canary Wharf Group PLC                       1.9%
REAL ESTATE, U.K.

PG&E Corp. (Common &
Fixed Income)                                1.8%
ELECTRIC UTILITIES, U.S.

Tyco International Ltd.                      1.7%
INDUSTRIAL CONGLOMERATES, U.S.

Telephone & Data
Systems Inc.                                 1.7%
DIVERSIFIED TELECOMMUNICATION
SERVICES, U.S.

Scripps Co.                                  1.7%
MEDIA, U.S.

Liberty Media Corp.                          1.3%
MEDIA, U.S.

Republic Services Inc.                       1.2%
COMMERCIAL SERVICES &
SUPPLIES, U.S.

Sovereign Bancorp Inc.                       1.2%
BANKS, U.S.





for our shareholders. Another disappointing stock was Qwest Communications, a consumer and business communications services provider. The company's sales of certain telecommunications services proved unsustainable, and the company lowered its earnings outlook. Lastly, our holdings in credit card company Providian Corporation did not live up to our expectations. We underestimated the impact of a softening economy and increased competition on their credit card portfolio. We sold our Providian shares at a loss but at prices substantially above recent levels.

As of this writing, some signs have appeared that seem to indicate the U.S. economy has stabilized and may in fact have begun to recover. Year-end stock valuations seem to already reflect investor expectations of a strong worldwide economic rebound beginning in early 2002. We are concerned that the market may be disappointed if the economy does not recover as fast or as strongly as anticipated. In addition, the fallout from Enron's sudden and spectacular collapse underscores the risks still inherent in an economy built on the back of easy money and investor complacency. Given the market's valuation of about 23 times 2002 earnings per share, we believe that caution is warranted.

Notwithstanding the above issues, we will as always, strive to provide our shareholders with attractive long-term returns with less risk and volatility than the overall market's. We remain disciplined in our three-pronged investment approach involving bargain-priced stocks, bankruptcies, and arbitrage/special situations. Toward period-end, we began seeing attractive common stock investment opportunities in so-called defensive sectors as investors shunned these in favor of more economically sensitive areas. Looking forward, we believe that we will have more opportunities to invest in bankruptcies and distressed situations should economic growth remain sluggish. We also believe that a weak or slow growth economy could lead to increased merger and acquisition activity as companies seek new avenues of growth, boding well for the risk arbitrage portion of the Fund.

We appreciate your participation in Mutual Qualified Fund and welcome your comments and suggestions, either through regular mail or by e-mail at mutualseries@frk.com.

Sincerely,



/S/ SIGNATURE

Jeff Diamond, CFA



/S/ SIGNATURE

Susan Potto

Co-Portfolio Managers
Mutual Qualified Fund





[sidebar]
--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus. This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION

CLASS Z                        CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)          -$0.12         $16.49    $16.61
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1965
Short-Term Capital Gain        $0.1945
Long-Term Capital Gain         $1.0746
                               -------
       Total                   $1.4656

CLASS A                        CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)          -$0.12         $16.44    $16.56
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.1355
Short-Term Capital Gain        $0.1945
Long-Term Capital Gain         $1.0746
                               -------
       Total                   $1.4046

CLASS B                        CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)          -$0.19         $16.25    $16.44
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.0881
Short-Term Capital Gain        $0.1945
Long-Term Capital Gain         $1.0746
                               -------
       Total                   $1.3572

CLASS C                        CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)          -$0.13         $16.36    $16.49
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                $0.0310
Short-Term Capital Gain        $0.1945
Long-Term Capital Gain         $1.0746
                               -------
       Total                   $1.3001




--------------------------------------------------------------------------------
CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Mutual Qualified Fund paid distributions derived from long-term capital gains totaling $1.0746 per share in June and December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


PERFORMANCE


CLASS Z                               1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------
Cumulative Total Return1               8.21%   76.38%    330.74%
Average Annual Total Return2           8.21%   12.02%     15.72%
Value of $10,000 Investment3         $10,821  $17,638    $43,074


                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return1               7.85%   73.27%     84.04%
Average Annual Total Return2           1.65%   10.31%     11.25%
Value of $10,000 Investment3         $10,165  $16,331    $17,389


                                                       INCEPTION
CLASS B                                        1-YEAR  (1/1/99)
----------------------------------------------------------------
Cumulative Total Return1                        7.17%     35.70%
Average Annual Total Return2                    3.22%      9.94%
Value of $10,000 Investment3                  $10,322    $13,348


                                                       INCEPTION
CLASS C                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return1               7.16%    67.76%    78.01%
Average Annual Total Return2           5.08%    10.68%    11.60%
Value of $10,000 Investment3         $10,508   $16,608   $17,667



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. LIPPER INC. RECLASSIFIED MUTUAL QUALIFIED FUND FROM THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE TO THE LIPPER MID-CAP VALUE FUNDS AVERAGE. WE NOW COMPARE THE FUND'S PERFORMANCE TO THAT OF ITS PEERS IN THE LIPPER MID-CAP VALUE FUNDS AVERAGE.


AVERAGE ANNUAL TOTAL RETURN

CLASS Z             12/31/01
----------------------------
1-Year                 8.21%
5-Year                12.02%
10-Year               15.72%

[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

CLASS Z (1/1/92 - 12/31/01)
                    Mutual             Lipper Multi-Cap    Lipper Mid-Cap Value
      Date     Qualified Fund S&P 500  Value Funds Average      Funds Average
   ----------  -------------- -------  ------------------- --------------------
   01/01/1992    $10,000      $10,000        $10,000              $10,000
   12/31/1992    $12,270      $10,761        $11,225              $11,482
   12/31/1993    $15,056      $11,844        $12,960              $13,063
   12/31/1994    $15,918      $12,000        $12,909              $12,985
   12/31/1995    $19,969      $16,503        $17,064              $16,467
   12/31/1996    $24,421      $20,291        $20,538              $20,016
   12/31/1997    $30,506      $27,058        $26,124              $25,292
   12/31/1998    $30,659      $34,791        $28,912              $25,805
   12/31/1999    $34,840      $42,111        $31,520              $28,195
   12/31/2000    $39,806      $38,279        $34,880              $33,761
   12/31/2001    $43,074      $33,732        $34,262              $37,258


AVERAGE ANNUAL TOTAL RETURN

CLASS A                 12/31/01
--------------------------------
1-Year                     1.65%
5-Year                    10.31%
Since Inception (11/1/96) 11.25%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

CLASS A (11/1/96 - 12/31/01)
                    Mutual             Lipper Multi-Cap    Lipper Mid-Cap Value
      Date     Qualified Fund S&P 500  Value Funds Average      Funds Average
   ----------  -------------- -------  ------------------- --------------------
   11/01/1996    $9,425       $10,000      $10,000                $10,000
   11/30/1996    $9,908       $10,755      $10,687                $10,566
   12/31/1996   $10,035       $10,542      $10,615                $10,655
   01/31/1997   $10,360       $11,200      $11,053                $10,987
   02/28/1997   $10,579       $11,288      $11,137                $11,060
   03/31/1997   $10,437       $10,826      $10,754                $10,714
   04/30/1997   $10,530       $11,471      $11,075                $10,866
   05/31/1997   $11,031       $12,168      $11,807                $11,704
   06/30/1997   $11,389       $12,713      $12,243                $12,162
   07/31/1997   $11,982       $13,724      $13,151                $12,933
   08/31/1997   $11,875       $12,955      $12,832                $12,914
   09/30/1997   $12,466       $13,664      $13,521                $13,585
   10/31/1997   $12,120       $13,208      $12,996                $13,119
   11/30/1997   $12,258       $13,819      $13,261                $13,236
   12/31/1997   $12,488       $14,057      $13,474                $13,447
   01/31/1998   $12,419       $14,212      $13,432                $13,363
   02/28/1998   $13,135       $15,236      $14,373                $14,319
   03/31/1998   $13,644       $16,016      $15,013                $14,933
   04/30/1998   $13,658       $16,178      $15,093                $15,093
   05/31/1998   $13,603       $15,900      $14,738                $14,632
   06/30/1998   $13,506       $16,545      $14,826                $14,504
   07/31/1998   $13,111       $16,370      $14,347                $13,720
   08/31/1998   $11,153       $14,006      $12,154                $11,439
   09/30/1998   $11,111       $14,904      $12,748                $11,878
   10/31/1998   $11,762       $16,116      $13,787                $12,687
   11/30/1998   $12,335       $17,092      $14,418                $13,204
   12/31/1998   $12,507       $18,077      $14,897                $13,653
   01/31/1999   $12,590       $18,832      $15,000                $13,596
   02/28/1999   $12,240       $18,247      $14,568                $13,071
   03/31/1999   $12,864       $18,977      $14,983                $13,384
   04/30/1999   $13,992       $19,711      $16,150                $14,549
   05/31/1999   $14,167       $19,246      $16,087                $14,823
   06/30/1999   $14,577       $20,314      $16,670                $15,260
   07/31/1999   $14,295       $19,680      $16,190                $14,928
   08/31/1999   $13,620       $19,582      $15,709                $14,319
   09/30/1999   $13,306       $19,045      $15,084                $13,807
   10/31/1999   $13,659       $20,251      $15,587                $13,933
   11/30/1999   $14,052       $20,662      $15,706                $14,235
   12/31/1999   $14,166       $21,879      $16,211                $14,843
   01/31/2000   $13,772       $20,780      $15,514                $14,202
   02/29/2000   $13,134       $20,388      $14,925                $14,060
   03/31/2000   $14,561       $22,382      $16,499                $15,473
   04/30/2000   $14,570       $21,708      $16,458                $15,357
   05/31/2000   $14,889       $21,263      $16,606                $15,538
   06/30/2000   $14,655       $21,788      $16,238                $15,353
   07/31/2000   $15,091       $21,448      $16,330                $15,554
   08/31/2000   $15,746       $22,780      $17,387                $16,553
   09/30/2000   $15,791       $21,577      $17,234                $16,569
   10/31/2000   $15,918       $21,487      $17,649                $16,742
   11/30/2000   $15,418       $19,794      $16,977                $16,296
   12/31/2000   $16,123       $19,891      $17,963                $17,660
   01/31/2001   $16,980       $20,597      $18,459                $18,266
   02/28/2001   $16,951       $18,720      $17,881                $18,078
   03/31/2001   $16,571       $17,535      $17,223                $17,550
   04/30/2001   $17,360       $18,896      $18,224                $18,658
   05/31/2001   $17,973       $19,023      $18,590                $19,178
   06/30/2001   $18,241       $18,560      $18,233                $19,190
   07/31/2001   $18,321       $18,379      $18,151                $19,194
   08/31/2001   $17,991       $17,230      $17,478                $18,838
   09/30/2001   $16,321       $15,839      $15,950                $16,866
   10/31/2001   $16,201       $16,142      $16,183                $17,347
   11/30/2001   $16,881       $17,380      $17,243                $18,632
   12/31/2001   $17,389       $17,533      $17,681                $19,495



Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS B                12/31/01
-------------------------------
1-Year                   3.22%
Since Inception (1/1/99) 9.94%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

CLASS B(1/1/99 - 12/31/01)
                    Mutual             Lipper Multi-Cap    Lipper Mid-Cap Value
      Date     Qualified Fund S&P 500  Value Funds Average      Funds Average
   ----------  -------------- -------  ------------------- --------------------
  01/01/1999      $10,000     $10,000      $10,000                $10,000
  01/31/1999      $10,061     $10,418      $10,069                 $9,958
  02/28/1999       $9,787     $10,094       $9,779                 $9,574
  03/31/1999      $10,274     $10,498      $10,058                 $9,802
  04/30/1999      $11,163     $10,904      $10,841                $10,656
  05/31/1999      $11,297     $10,647      $10,799                $10,857
  06/30/1999      $11,617     $11,238      $11,190                $11,177
  07/31/1999      $11,385     $10,887      $10,868                $10,933
  08/31/1999      $10,851     $10,833      $10,545                $10,487
  09/30/1999      $10,588     $10,536      $10,125                $10,113
  10/31/1999      $10,864     $11,203      $10,463                $10,205
  11/30/1999      $11,171     $11,430      $10,543                $10,426
  12/31/1999      $11,255     $12,103      $10,882                $10,871
  01/31/2000      $10,933     $11,496      $10,414                $10,402
  02/29/2000      $10,423     $11,278      $10,019                $10,298
  03/31/2000      $11,550     $12,381      $11,076                $11,333
  04/30/2000      $11,557     $12,009      $11,048                $11,248
  05/31/2000      $11,805     $11,763      $11,147                $11,380
  06/30/2000      $11,605     $12,053      $10,900                $11,245
  07/31/2000      $11,946     $11,865      $10,962                $11,392
  08/31/2000      $12,461     $12,602      $11,671                $12,124
  09/30/2000      $12,491     $11,937      $11,569                $12,136
  10/31/2000      $12,585     $11,886      $11,847                $12,262
  11/30/2000      $12,186     $10,950      $11,396                $11,936
  12/31/2000      $12,731     $11,003      $12,058                $12,935
  01/31/2001      $13,405     $11,394      $12,391                $13,378
  02/28/2001      $13,366     $10,356      $12,003                $13,241
  03/31/2001      $13,064      $9,700      $11,561                $12,854
  04/30/2001      $13,676     $10,453      $12,233                $13,665
  05/31/2001      $14,156     $10,523      $12,479                $14,046
  06/30/2001      $14,358     $10,268      $12,239                $14,055
  07/31/2001      $14,413     $10,167      $12,184                $14,058
  08/31/2001      $14,151      $9,532      $11,732                $13,798
  09/30/2001      $12,830      $8,762      $10,707                $12,353
  10/31/2001      $12,719      $8,930      $10,863                $12,705
  11/30/2001      $13,252      $9,615      $11,575                $13,646
  12/31/2001      $13,348      $9,699      $11,869                $14,278
(

AVERAGE ANNUAL TOTAL RETURN

CLASS C             12/31/01
--------------------------------
1-Year                     5.08%
5-Year                    10.68%
Since Inception (11/1/96) 11.60%


[graphic omitted]
EDGAR representation of plot points used in printed graphic as follows:

CLASS C (11/1/96 - 12/31/01)
                    Mutual             Lipper Multi-Cap    Lipper Mid-Cap Value
      Date     Qualified Fund S&P 500  Value Funds Average      Funds Average
   ----------  -------------- -------  ------------------- --------------------
  11/01/1996      $9,900      $10,000          $10,000               $10,000
  11/30/1996     $10,404      $10,755          $10,687               $10,566
  12/31/1996     $10,531      $10,542          $10,615               $10,655
  01/31/1997     $10,865      $11,200          $11,053               $10,987
  02/28/1997     $11,092      $11,288          $11,137               $11,060
  03/31/1997     $10,936      $10,826          $10,754               $10,714
  04/30/1997     $11,027      $11,471          $11,075               $10,866
  05/31/1997     $11,553      $12,168          $11,807               $11,704
  06/30/1997     $11,923      $12,713          $12,243               $12,162
  07/31/1997     $12,532      $13,724          $13,151               $12,933
  08/31/1997     $12,420      $12,955          $12,832               $12,914
  09/30/1997     $13,027      $13,664          $13,521               $13,585
  10/31/1997     $12,658      $13,208          $12,996               $13,119
  11/30/1997     $12,796      $13,819          $13,261               $13,236
  12/31/1997     $13,026      $14,057          $13,474               $13,447
  01/31/1998     $12,947      $14,212          $13,432               $13,363
  02/28/1998     $13,689      $15,236          $14,373               $14,319
  03/31/1998     $14,215      $16,016          $15,013               $14,933
  04/30/1998     $14,215      $16,178          $15,093               $15,093
  05/31/1998     $14,150      $15,900          $14,738               $14,632
  06/30/1998     $14,049      $16,545          $14,826               $14,504
  07/31/1998     $13,620      $16,370          $14,347               $13,720
  08/31/1998     $11,582      $14,006          $12,154               $11,439
  09/30/1998     $11,530      $14,904          $12,748               $11,878
  10/31/1998     $12,195      $16,116          $13,787               $12,687
  11/30/1998     $12,787      $17,092          $14,418               $13,204
  12/31/1998     $12,951      $18,077          $14,897               $13,653
  01/31/1999     $13,031      $18,832          $15,000               $13,596
  02/28/1999     $12,666      $18,247          $14,568               $13,071
  03/31/1999     $13,300      $18,977          $14,983               $13,384
  04/30/1999     $14,456      $19,711          $16,150               $14,549
  05/31/1999     $14,631      $19,246          $16,087               $14,823
  06/30/1999     $15,048      $20,314          $16,670               $15,260
  07/31/1999     $14,747      $19,680          $16,190               $14,928
  08/31/1999     $14,054      $19,582          $15,709               $14,319
  09/30/1999     $13,712      $19,045          $15,084               $13,807
  10/31/1999     $14,070      $20,251          $15,587               $13,933
  11/30/1999     $14,470      $20,662          $15,706               $14,235
  12/31/1999     $14,576      $21,879          $16,211               $14,843
  01/31/2000     $14,159      $20,780          $15,514               $14,202
  02/29/2000     $13,500      $20,388          $14,925               $14,060
  03/31/2000     $14,957      $22,382          $16,499               $15,473
  04/30/2000     $14,966      $21,708          $16,458               $15,357
  05/31/2000     $15,287      $21,263          $16,606               $15,538
  06/30/2000     $15,027      $21,788          $16,238               $15,353
  07/31/2000     $15,468      $21,448          $16,330               $15,554
  08/31/2000     $16,143      $22,780          $17,387               $16,553
  09/30/2000     $16,180      $21,577          $17,234               $16,569
  10/31/2000     $16,293      $21,487          $17,649               $16,742
  11/30/2000     $15,777      $19,794          $16,977               $16,296
  12/31/2000     $16,487      $19,891          $17,963               $17,660
  01/31/2001     $17,357      $20,597          $18,459               $18,266
  02/28/2001     $17,317      $18,720          $17,881               $18,078
  03/31/2001     $16,927      $17,535          $17,223               $17,550
  04/30/2001     $17,707      $18,896          $18,224               $18,658
  05/31/2001     $18,337      $19,023          $18,590               $19,178
  06/30/2001     $18,602      $18,560          $18,233               $19,190
  07/31/2001     $18,664      $18,379          $18,151               $19,194
  08/31/2001     $18,325      $17,230          $17,478               $18,838
  09/30/2001     $16,611      $15,839          $15,950               $16,866
  10/31/2001     $16,477      $16,142          $16,183               $17,347
  11/30/2001     $17,165      $17,380          $17,243               $18,632
  12/31/2001     $17,667      $17,533          $17,681               $19,495



4. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lipper Multi-Cap Value Funds Average is an equally-weighted average consisting of 481 mutual funds within the Multi-Cap Value investment objective. The Lipper Mid-Cap Value Funds Average is an equally-weighted average consisting of 153 mutual funds (including Mutual Qualifed Fund) within the Mid-Cap Value investment objective. Lipper calculations do not include sales charges. The Fund's performance relative to the averages may have differed if such charges had been considered.


Past performance does not guarantee future results.

MUTUAL QUALIFIED FUND
Financial Highlights


                                                                               CLASS Z
                                                          ------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                2001        2000         1999        1998        1997
                                                          ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................      $16.61      $16.91       $16.46      $18.19      $16.24
                                                          ------------------------------------------------------------
Income from investment operations:
 Net investment income .................................         .23         .24          .23         .43         .37
 Net realized and unrealized gains (losses) ............        1.12        1.99         1.99        (.38)       3.62
                                                          ------------------------------------------------------------
Total from investment operations .......................        1.35        2.23         2.22         .05        3.99
Less distributions from:
 Net investment income .................................        (.20)       (.55)        (.29)       (.45)       (.64)
 Net realized gains ....................................       (1.27)      (1.98)       (1.48)      (1.33)      (1.40)
                                                          ------------------------------------------------------------
Total distributions ....................................       (1.47)      (2.53)       (1.77)      (1.78)      (2.04)
Net asset value end of year ............................      $16.49      $16.61       $16.91      $16.46      $18.19
                                                          ============================================================
Total return ...........................................       8.21%      14.25%       13.64%        .45%      24.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $3,022,299  $2,921,221   $3,152,050  $3,942,519  $5,239,947
Ratios to average net assets:
 Expenses(a) ...........................................        .80%        .80%         .80%        .77%        .79%
 Expenses, excluding waiver and payments by affiliate(a)        .80%        .83%         .85%        .80%        .82%
 Net investment income .................................       1.29%       1.43%        1.31%       2.05%       1.85%
Portfolio turnover rate ................................      52.64%      54.73%       59.84%      66.84%      52.76%

(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets, would have
 been:
Expenses ...............................................        .79%        .78%         .77%        .76%        .75%
Expenses, excluding waiver and payments by affiliate ...        .79%        .81%         .82%        .79%        .78%




+Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL QUALIFIED FUND
Financial Highlights (CONTINUED)


                                                                               CLASS A
                                                          ---------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                              2001+     2000+      1999+      1998     1997+
                                                          ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................     $16.56    $16.87     $16.42    $18.14    $16.23
                                                          ---------------------------------------------------
Income from investment operations:
 Net investment income .................................        .17       .18        .17       .35       .28
 Net realized and unrealized gains (losses) ............       1.12      1.98       1.99      (.35)     3.63
                                                          ---------------------------------------------------
Total from investment operations .......................       1.29      2.16       2.16      0.00      3.91
Less distributions from:
 Net investment income .................................       (.14)     (.49)      (.23)     (.39)     (.60)
 Net realized gains ....................................      (1.27)    (1.98)     (1.48)    (1.33)    (1.40)
                                                          ---------------------------------------------------
Total distributions ....................................      (1.41)    (2.47)     (1.71)    (1.72)    (2.00)
Net asset value, end of year ...........................     $16.44    $16.56     $16.87    $16.42    $18.14
                                                          ===================================================
Total return* ..........................................      7.85%    13.81%     13.27%      .15%    24.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $482,182  $443,655   $471,313  $570,143  $452,590
Ratios to average net assets:
 Expenses(a) ...........................................      1.15%     1.15%      1.14%     1.12%     1.14%
 Expenses, excluding waiver and payments by affiliate(a)      1.15%     1.18%     1.19%      1.15%     1.17%
 Net investment income .................................       .94%     1.08%       .97%     1.66%     1.48%
Portfolio turnover rate ................................     52.64%    54.73%     59.84%    66.84%    52.76%

(a)Excluding dividend expense on securities sold short, the
ratios of expenses and expenses, excluding waiver and
payments by affiliate to average net assets, would have
been:
 Expenses ..............................................      1.14%     1.13%      1.11%     1.11%     1.10%
 Expenses, excluding waiver and payments by affiliate ..      1.14%     1.16%      1.16%     1.14%     1.13%




*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

MUTUAL QUALIFIED FUND
Financial Highlights (CONTINUED)

                                                                                       CLASS B
                                                                                -----------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                    2001      2000      1999+
                                                                                -----------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................................       $16.44    $16.78    $16.42
                                                                                -----------------------------
Income from investment operations:
 Net investment income ....................................................          .04       .08       .03
 Net realized and unrealized gains ........................................         1.13      1.96      2.01
                                                                                -----------------------------
Total from investment operations ..........................................         1.17      2.04      2.04
                                                                                -----------------------------
Less distributions from:
 Net investment income ....................................................         (.09)     (.40)     (.20)
 Net realized gains .......................................................        (1.27)    (1.98)    (1.48)
                                                                                -----------------------------
Total distributions .......................................................        (1.36)    (2.38)    (1.68)
                                                                                -----------------------------
Net asset value, end of year ..............................................       $16.25    $16.44    $16.78
                                                                                =============================
Total return* .............................................................        7.17%    13.12%    12.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................................      $20,581    $6,278    $4,168
Ratios to average net assets:
 Expenses(a) ..............................................................        1.80%     1.80%     1.81%
 Expenses, excluding waiver and payments by affiliate(a) ..................        1.80%     1.82%     1.86%
 Net investment income ....................................................         .24%      .45%      .20%
Portfolio turnover rate ...................................................       52.64%    54.73%    59.84%

(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets, would have
 been:
Expenses                                                                           1.79%     1.78%     1.78%
Expenses, excluding waiver and payments by affiliate                               1.79%     1.80%     1.83%




*Total return does not reflect the contingent deferred sales charge. +Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

MUTUAL QUALIFIED FUND
Financial Highlights (CONTINUED)

                                                                                 CLASS C
                                                           --------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                               2001+     2000+      1999+     1998      1997+
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $16.49    $16.80     $16.35    $18.09    $16.23
                                                           --------------------------------------------------
Income from investment operations:
 Net investment income ...................................      .05       .07        .05       .24       .16
 Net realized and unrealized gains (losses) ..............     1.12      1.97       1.98      (.37)     3.63
                                                           --------------------------------------------------
Total from investment operations .........................     1.17      2.04       2.03      (.13)     3.79
                                                           --------------------------------------------------
Less distributions from:
 Net investment income ...................................     (.03)     (.37)      (.10)     (.28)     (.53)
 Net realized gains ......................................    (1.27)    (1.98)     (1.48)    (1.33)    (1.40)
                                                           --------------------------------------------------
Total distributions ......................................    (1.30)    (2.35)     (1.58)    (1.61)    (1.93)
                                                           --------------------------------------------------
Net asset value, end of year .............................   $16.36    $16.49     $16.80    $16.35    $18.09
                                                           ==================================================
Total return* ............................................    7.16%    13.11%     12.54%      (.58)%  23.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................... $251,798  $220,838   $264,902  $322,609  $231,721
Ratios to average net assets:
 Expenses(a) .............................................    1.79%     1.79%      1.80%     1.77%     1.79%
 Expenses, excluding waiver and payments by affiliate(a) .    1.79%     1.82%      1.84%     1.80%     1.82%
 Net investment income ...................................     .30%      .44%       .32%     1.01%      .84%
Portfolio turnover rate ..................................   52.64%    54.73%     59.84%    66.84%    52.76%

(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets, would have
 been:
Expenses .................................................    1.78%     1.77%      1.77%     1.76%     1.75%
Expenses, excluding waiver and payments by affiliate .....    1.78%     1.80%      1.81%     1.79%     1.78%




*Total return does not reflect sales commissions or the contingent deferred sales charge. +Based on average weighted shares outstanding.


             See notes to financial statements.

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 71.7%
     AEROSPACE & DEFENSE .8%
     Goodrich Corp. .........................................  United States      401,000   $   10,674,620
     Honeywell International Inc. ...........................  United States      414,500       14,018,390
     Rockwell Collins Inc. ..................................  United States      283,600        5,530,200
                                                                                            --------------
                                                                                                30,223,210
                                                                                            --------------
     AUTO COMPONENTS .2%
     Delphi Automotive Systems Corp. ........................  United States      577,936        7,894,606
                                                                                            --------------
     BANKS 7.0%
     Bank of America Corp. ..................................  United States      132,200        8,321,990
     Bank of Ireland ........................................ Irish Republic    2,051,275       19,031,676
     Commercial Federal Corp. ...............................  United States      937,810       22,038,535
     Dime Bancorp Inc. ......................................  United States      125,400        4,524,432
     DNB Holding ASA ........................................     Norway        3,962,525       17,848,217
     Fleet Boston Financial Corp. ...........................  United States      455,000       16,607,500
     Greenpoint Financial Corp. .............................  United States      806,540       28,833,805
   *+ITLA Capital Corp. .....................................  United States      689,000       14,441,440
     M & T Bank Corp. .......................................  United States      298,190       21,723,142
*+(R)Nippon Investment LLC ..................................  United States    9,112,000        9,112,000
     Sovereign Bancorp Inc. .................................  United States    3,688,720       45,149,933
*+(R)State National Bancshares Inc. .........................  United States    1,375,000       22,000,000
     TCF Financial Corp. ....................................  United States      337,335       16,185,333
     U.S. Bancorp ...........................................  United States      817,699       17,114,440
                                                                                            --------------
                                                                                               262,932,443
                                                                                            --------------
     BEVERAGES 1.4%
     Brown-Forman Corp., A ..................................  United States       39,500        2,526,025
     Brown-Forman Corp., B ..................................  United States      446,200       27,932,120
     Pepsi Bottling Group Inc. ..............................  United States      883,460       20,761,310
                                                                                            --------------
                                                                                                51,219,455
                                                                                            --------------
    *BIOTECHNOLOGY
     Immunex Corp. ..........................................  United States       26,100          723,231
                                                                                            --------------
    *BUILDING PRODUCTS .3%
     American Standard Cos. Inc. ............................  United States      145,100        9,900,173
                                                                                            --------------
     CHEMICALS 1.8%
     Akzo Nobel NV ..........................................   Netherlands       751,895       33,574,811
     ChemFirst Inc. .........................................  United States      587,800       14,089,566
    *Syngenta AG ............................................   Switzerland       395,070       20,464,400
                                                                                            --------------
                                                                                                68,128,777
                                                                                            --------------
     COMMERCIAL SERVICES & SUPPLIES 2.6%
    *Cendant Corp. ..........................................  United States    1,791,414       35,129,628
    *Republic Services Inc. .................................  United States    2,273,400       45,399,798
     Waste Management Inc. ..................................  United States      588,405       18,776,004
                                                                                            --------------
                                                                                                99,305,430
                                                                                            --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 SHARES/
                                                                  COUNTRY       WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
    *COMPUTERS & PERIPHERALS .8%
     Apple Computer Inc. ....................................  United States      908,400   $   19,893,960
     DecisionOne Corp. ......................................  United States      245,461          245,461
     Electronics for Imaging Inc. ...........................  United States      415,580        9,271,590
                                                                                            --------------
                                                                                                29,411,011
                                                                                            --------------
     CONSTRUCTION & ENGINEERING .4%
     Vinci SA ...............................................     France          266,534       15,627,656
                                                                                            --------------
     CONSTRUCTION MATERIALS .9%
     Lafarge Corp. ..........................................  United States      478,445       17,975,179
     RMC Group PLC .......................................... United Kingdom    1,846,226       16,632,424
                                                                                            --------------
                                                                                                34,607,603
                                                                                            --------------
     CONTAINERS & PACKAGING .6%
     Jefferson Smurfit Group PLC ............................ United Kingdom    9,754,060       21,010,055
                                                                                            --------------
     DIVERSIFIED FINANCIALS 3.4%
    *A.B. Watley Group Inc. .................................  United States      182,825          431,467
    *Ambase Corp. ...........................................  United States    1,981,800        2,041,254
    *Berkshire Hathaway Inc., A .............................  United States          468       35,380,800
    *Berkshire Hathaway Inc., B .............................  United States        1,150        2,903,750
     JP Morgan Chase & Co. ..................................  United States      862,516       31,352,457
    *MCG Capital Corp. ......................................  United States      590,900       10,518,020
    *MFN Financial Corp. ....................................  United States      337,490        3,054,284
   *+Saxon Capital Acquisition Corp., 144A ..................  United States    2,340,000       23,692,500
   *+Union Acceptance Corp., A ..............................  United States    3,622,294       18,111,470
                                                                                            --------------
                                                                                               127,486,002
                                                                                            --------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 5.3%
     AT&T Corp. .............................................  United States    1,992,192       36,138,363
     BellSouth Corp. ........................................  United States      326,800       12,467,420
    *Citizens Communications Co., B .........................  United States    1,035,644       11,039,965
    *Koninklijke KPN NV .....................................   Netherlands       394,000        2,003,170
     Qwest Communications International Inc. ................  United States      890,800       12,587,004
     Sprint Corp. FON Group .................................  United States    1,704,600       34,228,368
     TDC AS .................................................     Denmark         351,775       12,532,700
     Telecom Italia SpA .....................................      Italy        2,580,600       13,786,607
     Telephone & Data Systems Inc. ..........................  United States      719,260       64,553,585
                                                                                            --------------
                                                                                               199,337,182
                                                                                            --------------
     ELECTRIC UTILITIES 1.9%
     Constellation Energy Group Inc. ........................  United States      613,600       16,291,080
     E.On AG ................................................     Germany         334,010       17,368,318
     Endesa SA ..............................................      Spain          840,200       13,144,373
    *PG & E Corp. ...........................................  United States    1,323,100       25,456,444
                                                                                            --------------
                                                                                                72,260,215
                                                                                            --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 SHARES/
                                                                  COUNTRY       WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     ENERGY EQUIPMENT & SERVICES .3%
     Halliburton Co. ......................................... United States    1,024,600   $   13,422,260
                                                                                            --------------
     FOOD & DRUG RETAILING 1.1%
     CVS Corp. ............................................... United States      534,300       15,815,280
    *Kroger Co. .............................................. United States    1,170,200       24,422,074
                                                                                            --------------
                                                                                                40,237,354
                                                                                            --------------
     FOOD PRODUCTS 1.8%
     Cadbury Schweppes PLC ...................................United Kingdom    1,987,200       12,667,641
     Interstate Bakeries Corp. ............................... United States      487,255       11,781,826
     Kraft Foods Inc. ........................................ United States      274,590        9,344,297
     Nestle SA ...............................................  Switzerland       108,800       23,198,434
     Orkla ASA ...............................................    Norway          761,500       12,904,909
                                                                                            --------------
                                                                                                69,897,107
                                                                                            --------------
     HEALTH CARE PROVIDERS & SERVICES 2.8%
    *Anthem Inc. ............................................. United States      236,730       11,718,135
     CIGNA Corp. ............................................. United States      195,700       18,131,605
    *Generale De Sante .......................................    France          416,194        5,321,520
    *Genesis Health Ventures Inc. ............................ United States      240,768        5,176,512
    *Health Net Inc., A ...................................... United States      577,225       12,571,961
    *Kindred Healthcare Inc. ................................. United States      598,480       29,564,912
    *Kindred Healthcare Inc., wts., Series A, 4/20/06 ........ United States      104,567        1,986,773
    *Kindred Healthcare Inc., wts., Series B, 4/20/06 ........ United States      261,416        4,221,868
    *Triad Hospitals Inc. .................................... United States      560,695       16,456,398
                                                                                            --------------
                                                                                               105,149,684
                                                                                            --------------
     HOTELS RESTAURANTS & LEISURE 2.2%
   *+Fine Host Corp. ......................................... United States      452,571        4,480,453
     P & O Princess Cruises PLC ..............................United Kingdom    3,246,318       18,898,664
    *Park Place Entertainment Corp. .......................... United States    2,476,500       22,709,505
    *Prime Hospitality Corp. ................................. United States    1,990,580       21,995,909
     Starwood Hotels & Resorts Worldwide Inc. ................ United States      535,000       15,969,750
                                                                                            --------------
                                                                                                84,054,281
                                                                                            --------------
     HOUSEHOLD PRODUCTS .5%
     Kimberly-Clark Corp. .................................... United States      305,000       18,239,000
                                                                                            --------------
     INDUSTRIAL CONGLOMERATES 2.1%
     Crane Co. ............................................... United States      613,120       15,720,397
     Tyco International Ltd. ................................. United States    1,102,830       64,956,687
                                                                                            --------------
                                                                                                80,677,084
                                                                                            --------------
     INSURANCE 5.6%
     Ace Ltd. ................................................    Bermuda         256,300       10,290,445
    *Alleghany Corp. ......................................... United States      130,244       25,065,458
     MBIA Inc. ............................................... United States      517,540       27,755,670
 *(R)Montpelier Re Holdings Ltd. .............................    Bermuda          48,650        4,865,000

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 SHARES/
                                                                  COUNTRY       WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     INSURANCE (CONT.)
     Muenchener Rueckversicherungs-Gesellschaft ..............    Germany          22,100   $    6,001,745
     Old Republic International Corp. ........................ United States      623,900       17,475,439
 *(R)Olympus Re Holdings Ltd. ................................    Bermuda          97,300        9,730,000
    *Principal Financial Group ............................... United States      176,000        4,224,000
     Radian Group Inc. ....................................... United States      705,280       30,291,776
     White Mountains Insurance Group Inc. .................... United States      126,990       44,192,520
 *(R)White Mountains Insurance Group Inc. (Restricted) ....... United States      100,000       33,060,000
                                                                                            --------------
                                                                                               212,952,053
                                                                                            --------------
     MACHINERY .6%
     Harsco Corp. ............................................ United States      136,995        4,698,929
    *Joy Global Inc. ......................................... United States      677,245       11,377,716
*+(R)Lancer Industries Inc., B ............................... United States            4        5,126,779
                                                                                            --------------
                                                                                                21,203,424
                                                                                            --------------
     MEDIA 9.2%
     Dow Jones & Co. Inc. .................................... United States      186,600       10,212,618
    *Fox Entertainment Group Inc., A ......................... United States      506,100       13,426,833
    *General Motors Corp., H ................................. United States    1,026,986       15,866,934
     Lagardere SCA ...........................................    France        1,013,801       42,426,384
    *Liberty Media Corp., A .................................. United States    3,601,179       50,416,506
    *Mediacom Communications Corp., A ........................ United States      989,655       18,071,100
     Meredith Corp. .......................................... United States      525,515       18,734,610
     NV Holdingsmig de Telegraaf .............................  Netherlands       705,351       10,733,288
    *Rogers Communications Inc., B ...........................    Canada        1,182,720       20,094,200
     Scripps Co., A .......................................... United States      958,800       63,280,800
    *USA Networks Inc. ....................................... United States    1,116,695       30,496,940
    *Valassis Communications Inc. ............................ United States      493,605       17,582,210
     Washington Post Co., B .................................. United States       71,050       37,656,500
                                                                                            --------------
                                                                                               348,998,923
                                                                                            --------------
    *METALS & MINING .3%
     Ucar International Inc. ................................. United States    1,155,200       12,360,640
                                                                                            --------------
     MULTI-UTILITIES .7%
     Suez SA .................................................    France          869,975       26,337,293
                                                                                            --------------
     MULTILINE RETAIL 2.6%
    *Federated Department Stores Inc. ........................ United States    1,985,895       81,223,105
     May Department Stores Co. ............................... United States      441,500       16,326,670
                                                                                            --------------
                                                                                                97,549,775
                                                                                            --------------
     OIL & GAS 2.1%
     BP PLC ..................................................United Kingdom    1,280,700        9,953,337
     BP PLC, ADR .............................................United Kingdom      172,800        8,036,928
     Burlington Resources Inc. ............................... United States      374,600       14,062,484
     Conoco Inc., A .......................................... United States      428,895       12,137,729
     Royal Dutch Petroleum Co. ...............................  Netherlands       314,800       15,431,496

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 SHARES/
                                                                  COUNTRY       WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     OIL & GAS (CONT.)
     Total Fina Elf SA, B ....................................    France          147,268   $   21,032,853
                                                                                            --------------
                                                                                                80,654,827
                                                                                            --------------
     PAPER & FOREST PRODUCTS 2.7%
     Abitibi-Consolidated Inc. ...............................    Canada        3,373,400       24,578,006
     International Paper Co. ................................. United States      875,700       35,334,495
     Mead Corp. .............................................. United States    1,340,700       41,414,223
     Willamette Industries Inc. .............................. United States       45,600        2,376,672
                                                                                            --------------
                                                                                               103,703,396
                                                                                            --------------
     PHARMACEUTICALS 1.5%
     Daiichi Pharmaceutical Co. ..............................     Japan          402,200        7,825,500
     Merck & Co. Inc. ........................................ United States      260,200       15,299,760
     Schering-Plough Corp. ................................... United States      261,500        9,364,315
     Takeda Chemical Industries Ltd. .........................     Japan          497,100       22,492,011
                                                                                            --------------
                                                                                                54,981,586
                                                                                            --------------
     REAL ESTATE 2.6%
    *Alexander's Inc. ........................................ United States      132,890        7,561,441
    *Canary Wharf Group PLC ..................................United Kingdom   10,988,372       71,286,084
 *(R)Security Capital European Realty ........................  Luxembourg        425,000        6,228,375
     Ventas Inc. ............................................. United States    1,110,125       12,766,437
                                                                                            --------------
                                                                                                97,842,337
                                                                                            --------------
     ROAD & RAIL 1.1%
     Canadian National Railway Co. ...........................    Canada          204,400        9,821,444
     Florida East Coast Industries Inc., A ................... United States    1,107,700       25,643,255
     Florida East Coast Industries Inc., B ................... United States      103,800        2,169,420
     Railtrack Group PLC .....................................United Kingdom    2,863,715        3,282,165
                                                                                            --------------
                                                                                                40,916,284
                                                                                            --------------
    *SEMICONDUCTOR EQUIPMENT & PRODUCTS .5%
     Agere Systems Inc., A ................................... United States    3,094,100       17,605,429
                                                                                            --------------
     SOFTWARE .4%
     Autodesk Inc. ........................................... United States      454,490       16,938,842
                                                                                            --------------
    *SPECIALTY RETAIL .3%
     Payless Shoesource Inc. ................................. United States      174,015        9,770,942
                                                                                            --------------
     TEXTILES & APPAREL .1%
     Compagnie Financiere Richemont AG, A ....................  Switzerland       180,000        3,344,677
                                                                                            --------------
     TOBACCO 2.3%
     Altadis SA ..............................................     Spain        2,300,300       39,120,400
     Gallaher Group PLC ......................................United Kingdom    3,236,300       22,137,404
     Gallaher Group PLC, ADR .................................United Kingdom      164,000        4,419,800
     Philip Morris Cos. Inc. ................................. United States      484,500       22,214,325
                                                                                            --------------
                                                                                                87,891,929
                                                                                            --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                 SHARES/
                                                                  COUNTRY       WARRANTS          VALUE
----------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)


    *WIRELESS TELECOMMUNICATION SERVICES .9%
     AT&T Wireless Services Inc. ............................. United States    2,389,822   $   34,341,742
                                                                                            --------------
     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $2,017,626,449) .................................                               2,709,137,918
                                                                                            --------------
     PREFERRED STOCKS .4%
    *Genesis Health Ventures Inc., PIK, 6.00%. pfd. .......... United States        2,797          274,106
     Henkel KGAA, pfd. .......................................    Germany         195,600       10,972,228
    *Lucent Technologies Inc., 144A, cvt., pfd. .............. United States        1,840        2,030,900
                                                                                            --------------
     TOTAL PREFERRED STOCKS (COST $13,626,306) ...............                                  13,277,234
                                                                                            --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                              --------------
     CORPORATE BONDS & NOTES 2.2%
     DecisionOne Corp., Term Loan ............................United States   $ 9,273,790        6,677,129
     Eurotunnel Finance Ltd.:
          Equity Note, 12/31/03 ..............................United Kingdom    4,645,253GBP     2,636,660
         Participating Loan Note, 4/30/40 ....................United Kingdom    1,020,000GBP       534,420
     Eurotunnel PLC:
         12/31/25, Tier 3 ....................................United Kingdom    6,964,308GBP     6,182,838
         12/31/50, Resettable Advance R5 .....................United Kingdom    4,455,360GBP     2,269,504
         Stabilization Advance S8, Tier 1 ....................United Kingdom    3,003,200GBP       961,583
         Stabilization Advance S8, Tier 2 ....................United Kingdom    2,253,521GBP       721,547
     Eurotunnel SA:
         7/07/02, Tier 1 (Pibor) .............................    France        1,350,451EUR     1,058,150
         7/07/02, Tier 3 (Pibor) .............................    France        2,898,202EUR     1,574,142
         12/31/25, Tier 3 (Libor) ............................    France       19,287,827EUR    10,476,075
         12/31/50, Resettable Advance R4 .....................    France       22,038,396EUR     6,868,050
         Stabilization Advance S6, Tier 1 (Pibor) ............    France        1,379,124EUR       270,154
         Stabilization Advance S6, Tier 2 (Libor) ............    France        4,846,919EUR       949,454
         Stabilization Advance S7, Tier 1 (Libor) ............    France        2,368,261EUR       463,914
     Fremont General Corp., Series B, 7.875%, 3/17/09 ........United States     1,195,000          878,325
     Metromedia Fiber Network Inc.:
          14.00%, 3/15/07 ....................................United States    17,500,000       11,550,000
         10.00%, 11/15/08 ....................................United States     6,375,000        1,880,625
         10.00%, 12/15/09 ....................................United States     8,900,000        2,625,500
         10.00%, 12/15/09 ....................................United States     5,160,000EUR     1,309,423
     Providian Financial Corp, senior note, cvt.,
         zero cpn., 2/15/21 ..................................United States     5,305,000          935,006
     Southwest Royalties Inc., B, 10.50%, 10/15/04 ...........United States     7,517,000        6,013,600
     Wyndham International Inc., Bank Claim ..................United States     1,795,900        1,481,617
     Xerox Credit Corp.:
          0.80%, 12/16/02 ....................................United States   800,000,000JPY     5,615,748
          1.50%, 6/06/05 .....................................United States 1,200,000,000JPY     6,134,595
          2.00%, 6/06/07 .....................................United States   700,000,000JPY     3,364,871
                                                                                            --------------
     TOTAL CORPORATE BONDS & NOTES (COST $82,338,356) ........                                  83,432,930
                                                                                            --------------

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                PRINCIPAL
                                                                  COUNTRY       AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
     *BONDS & NOTES IN REORGANIZATION 5.4%
     Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11 ..... United States $    375,000   $       23,625
     Comdisco Inc.:
          6.13%, 8/01/01 ..................................... United States    3,735,000        2,875,950
         7.23%, 8/16/01 ...................................... United States    1,810,000        1,402,750
         6.65%, 11/13/01 ..................................... United States    1,450,000        1,116,500
         6.375%, 11/30/01 .................................... United States    2,620,000        1,991,200
         6.00%, 1/30/02 ...................................... United States    1,274,000          980,980
         5.95%, 4/30/02 ...................................... United States    6,075,000        4,617,000
         6.125%, 1/15/03 ..................................... United States      880,000          677,600
         9.50%,  8/15/03 ..................................... United States    1,720,000        1,367,400
         Revolver ............................................ United States    1,794,000        1,428,472
     Dow Corning Corp.:
          8.55%, 3/01/01 ..................................... United States    1,000,000        1,500,000
         9.38%, 2/01/08 ...................................... United States      735,000        1,249,500
         8.15%, 10/15/29 ..................................... United States    5,150,000        8,085,500
         9.30%, 1/27/98 ...................................... United States    1,835,000        3,119,500
         Bank Claim .......................................... United States    7,437,830       10,859,232
         Bank Debt ........................................... United States    1,801,364        2,611,978
         Bank Debt #1 ........................................ United States    2,850,000        4,132,500
     Edison International, 6.875%, 9/15/04 ................... United States    2,156,000        1,961,960
     Enron Corp.:
          9.125%, 4/01/03 .................................... United States      886,000          166,125
         0.679%, 6/18/03 ..................................... United States  200,000,000JPY       286,128
         144A, 8.00%, 8/15/05 ................................ United States    2,657,000          498,187
         7.125%, 5/15/07 ..................................... United States      177,000           33,187
         6.725%, 11/17/08 .................................... United States      890,000          166,875
     Enron Corp. Trust II, 144A, 7.375%, 5/15/06 ............. United States    1,766,000          331,125
     Genesis Health Ventures Inc., zero cpn., 9/15/04 ........ United States        2,678            2,678
     Harnischfeger Industries Inc.:
         8.90%, 3/01/22 ...................................... United States    3,155,000          233,470
         8.70%, 6/15/22 ...................................... United States    2,970,000          223,641
         7.25%, 12/15/25 ..................................... United States    4,414,000          330,167
         6.875%, 2/15/27 ..................................... United States    3,705,000          272,317
         Revolver ............................................ United States    4,766,550          346,052
     Integrated Health Services Inc.:
         Revolver ............................................ United States    7,543,511        4,337,519
         Tranche B, Term Loan ................................ United States    8,690,412        4,996,987
         Tranche C, Term Loan ................................ United States      490,000          281,750

                                                                              21

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                PRINCIPAL
                                                                  COUNTRY       AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
     *BONDS & NOTES IN REORGANIZATION (CONT.)
     Laidlaw Inc.:
         7.70%, 8/15/02 ......................................    Canada      $ 5,720,000   $    3,117,400
         7.05%, 5/15/03 ......................................    Canada        3,445,000        1,894,750
         6.65%, 10/01/04 .....................................    Canada          170,000           90,950
         7.875%, 4/15/05 .....................................    Canada        3,190,000        1,722,600
         6.50%, 5/01/05 ......................................    Canada        2,655,000        1,420,425
         7.65%, 5/15/06 ......................................    Canada        1,890,000        1,048,950
         6.70%,  5/01/08 .....................................    Canada        2,400,000        1,284,000
         8.75%, 4/15/25 ......................................    Canada        3,045,000        1,659,525
         6.72%, 10/01/27 .....................................    Canada        6,715,000        3,592,525
         Revolver ............................................    Canada       11,173,899        6,369,123
     Loewen Group Inc.:
         144A, 6.70%, 10/01/99 ...............................    Canada        2,925,000        1,550,250
         Revolver ............................................    Canada        5,659,825        4,075,074
         Series 5, 6.10%, 10/01/02 ...........................    Canada        2,829,000CAD     1,240,595
         Term Loan ...........................................    Canada          915,000          658,800
     Loewen Group International Inc.:
         Series 6, 7.20%, 6/01/03 ............................    Canada       15,560,000        8,246,800
         Series 7, 7.60%, 6/01/08 ............................    Canada       11,605,000        6,150,650
     NTL Communications Corp.:
         12.75%, 4/15/05 ..................................... United States    2,275,000          773,500
         9.25%, 11/15/06 ..................................... United States    1,895,000EUR       531,502
         10.00%, 2/15/07 ..................................... United States    4,237,000        1,461,765
         12.375%, 2/01/08 .................................... United States    1,845,000EUR       517,479
         11.50%, 10/01/08 .................................... United States    9,089,000        3,135,705
         9.875%, 11/15/09 .................................... United States    1,300,000EUR       358,831
         Series B, 12.375%, 10/01/08 ......................... United States    3,222,000          821,610
         Series B, 9.75%, 4/15/09 ............................ United States    6,050,000GBP     2,296,270
         Series B, 11.50%, 11/15/09 .......................... United States    2,440,000EUR       505,911
         Series B, 11.875%, 10/01/10 ......................... United States    2,930,000        1,040,150
     NTL Inc.:
         9.75%, 4/01/08 ...................................... United States    6,600,000        1,716,000
         cvt., 5.75%, 12/15/09 ............................... United States    7,420,000          825,475
         Series B, 11.50%, 2/01/06 ........................... United States    7,602,000        2,622,690
         Series B, 9.50%, 4/01/08 ............................ United States      440,000GBP       198,515
         Series B, 10.75%, 4/01/08 ........................... United States    6,965,000GBP     2,635,570
     Optel Inc.:
         13.00%, 2/15/05 ..................................... United States    6,185,000        1,051,450
         11.50%, 7/01/08 ..................................... United States      240,000           40,800
     Osprey Trust:
         6.375%, 1/15/03 ..................................... United States      880,000EUR       146,916
         7.797%, 1/15/03 ..................................... United States      890,000          166,875
         senior sec. note, 144A, 6.375%, 1/15/03 ............. United States      350,000EUR        58,433
         senior sec. note, 144A, 7.797%, 1/15/03 ............. United States    1,776,000          350,760
         senior sec. note, 144A, 8.310%, 1/15/03 ............. United States   13,175,000        2,602,062
     Owens Corning, Revolver ................................. United States   16,079,663       11,255,764

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                PRINCIPAL
                                                                  COUNTRY       AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
     *BONDS & NOTES IN REORGANIZATION (CONT.)
     PG & E Corp.:
          Commercial Paper, 1/18/01 .......................... United States  $   695,000   $      625,500
         Commercial Paper, 1/30/01 ........................... United States      350,000          315,000
         Commercial Paper, 2/16/01 ........................... United States    1,050,000          945,000
         7.375%, 11/01/05 .................................... United States   17,404,000       18,274,200
         6.75%, 10/01/23 ..................................... United States      180,000          169,200
         FRN 144A, 7.575%, 10/31/01 .......................... United States   15,019,000       14,192,955
         MTN, 5.94%, 10/07/03 ................................ United States      875,000          831,250
         Revolver ............................................ United States    3,295,312        3,081,117
         Trade Claim ......................................... United States    2,961,717        2,813,632
     Port Seattle Wash Indl DV Cpt Proj., 6.00%, 12/01/17 .... United States      200,000           12,600
     Pratama Datakom Asia BV:
         144A, 12.75%, 7/15/05 ...............................   Indonesia      7,760,000          698,400
         Reg S, 12.75%, 7/15/05 ..............................   Indonesia      1,520,000          136,800
     Safety Kleen Corp.:
         9.25%, 5/15/09 ...................................... United States      535,000               54
         Bank Claim .......................................... United States      469,909CAD        92,731
         Revolver ............................................ United States    4,042,887        1,455,439
         Term Loan A ......................................... United States    3,960,543        1,425,796
         Term Loan B ......................................... United States    3,939,418        1,418,191
         Term Loan C ......................................... United States    3,939,418        1,418,191
     Safety Kleen Services, 9.25%, 6/01/08 ................... United States       40,000                4
     Southern California Edison Co.:
         Commercial Paper, 1/22/01 ........................... United States      880,000          831,600
         FRN, 6.5138%, 5/01/02 ............................... United States    4,360,000        4,207,400
         7.20%, 11/03/03 ..................................... United States    9,307,000        9,446,605
         6.375%, 1/15/06 ..................................... United States      525,000          498,750
         7.125%, 7/15/25 ..................................... United States      445,000          422,750
     United Companies Financial Corp., Revolver .............. United States   24,993,011          249,930
                                                                                            --------------
     TOTAL BONDS & NOTES IN REORGANIZATION (COST $175,045,849)                                 205,307,400
                                                                                            --------------

                                                                             SHARES/PRINCIPAL
                                                                                 AMOUNT**
                                                                             ----------------
     COMPANIES IN LIQUIDATION .1%
    *City Investing Company Liquidating Trust ................ United States    1,607,485        2,780,949
    +MBOP Liquidating Trust .................................. United States      412,418          206,209
     Nippon Credit Bank Ltd., Bank Claim .....................     Japan      518,204,809JPY        20,165
     Nippon Total Finance, Bank Claim ........................     Japan      492,298,091JPY         4,508
                                                                                            --------------
     TOTAL COMPANIES IN LIQUIDATION (COST $141,788) ..........                                   3,011,831
                                                                                            --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                             -------------
     GOVERNMENT AGENCIES 16.0%
     Federal Home Loan Bank, 1.99% to 2.20%, with maturities
        to 10/28/02 .......................................... United States $ 80,944,000       80,591,479
     Federal Home Loan Mortgage Corp., 2.000% to 4.985%,
        with maturities to 12/05/02 .......................... United States  135,319,000      134,099,209

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)

                                                                                PRINCIPAL
                                                                  COUNTRY       AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------
     GOVERNMENT AGENCIES (CONT.)
    bFederal National Mortgage Association, 1.45% to 4.65%,
        with maturities to 11/29/02 ..........................  United States $372,417,000  $  369,711,102
     U.S. Treasury Bills,  2.055% to  2.115%, with maturities
        to 2/21/02 ...........................................  United States   20,000,000      19,948,917
                                                                                            --------------
     TOTAL GOVERNMENT AGENCIES (COST $602,418,110) ...........                                 604,350,707
                                                                                            --------------

                                                                                  SHARES
                                                                              -------------
   +aSHORT TERM INVESTMENTS (COST $144,195,022) 3.8%
     Franklin Institutional Fiduciary Trust Money
        Market Portfolio .....................................  United States  144,195,022  $  144,195,022
                                                                                            --------------
     TOTAL INVESTMENTS (COST $3,035,391,880) 99.6% ...........                               3,762,713,042
     SECURITIES SOLD SHORT (.1)% .............................                                  (3,657,904)
     NET EQUITY IN FORWARD CONTRACTS .1% .....................                                   2,921,737
     OTHER ASSETS, LESS LIABILITIES .4% ......................                                  14,883,206
                                                                                            --------------
     TOTAL NET ASSETS 100.0% .................................                              $3,776,860,081
                                                                                            --------------

     SECURITIES SOLD SHORT

     ISSUER                                                        COUNTRY        SHARES           VALUE
----------------------------------------------------------------------------------------------------------
     Amgen Inc. .............................................. United States        11,392  $      642,964
     Washington Mutual Inc. .................................. United States        92,200       3,014,940
                                                                                            --------------
     TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,142,330) .......                              $    3,657,904
                                                                                            --------------



     CURRENCY ABBREVIATIONS:
     CAD-- Canadian Dollar
     EUR-- European Unit
     GBP-- British Pound
     JPY-- Japanese Yen


     *Non-income producing.
     **Securities donominated in U.S. dollars unless otherwise indicated.
     a See Note 3 regarding investments in the "Sweep Money Fund."
     b See note 1(e) regarding securities segregated with broker for securities sold short.
     (R)See note 7 regarding restricted securities.
     +See note 8 regarding holdings of 5% voting securities.


                       See notes to financial statements.

MUTUAL QUALIFIED FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

Assets:

 Investments in securities, at value:
  Unaffiliated issuers (cost $2,806,088,578) ............................. $3,521,347,169
  Non controlled affiliates (cost $229,303,302) ..........................    241,365,873   $3,762,713,042
                                                                           --------------
 Cash ....................................................................                       2,021,372
 Foreign cash, at value (cost $10,825,611) ...............................                      10,865,376
 Receivables:
  Investment securities sold .............................................                      12,747,047
  Capital shares sold ....................................................                       5,549,213
  Dividends and interest .................................................                       5,370,167
 Unrealized gain on forward exchange contracts (Note 6) ..................                       5,896,304
 Deposits with broker for securities sold short ..........................                       2,852,653
                                                                                            ---------------
      Total assets .......................................................                   3,808,015,174
                                                                                            ---------------
Liabilities:
 Payables:
  Investment securities purchased ........................................                      10,793,913
  Capital shares redeemed ................................................                      10,046,902
  To affiliates ..........................................................                       3,340,365
 Dividends payable .......................................................                          18,821
 Securities sold short, at value (proceeds $4,142,330) ...................                       3,657,904
 Unrealized loss on forward exchange contracts (Note 6) ..................                       2,974,567
 Accrued expenses ........................................................                         322,621
                                                                                            ---------------
      Total liabilities ..................................................                      31,155,093
                                                                                            ---------------
Net assets, at value .....................................................                  $3,776,860,081
                                                                                            ===============
Net assets consist of:
 Undistributed net investment income .....................................                   $   6,424,839
 Net unrealized appreciation .............................................                     730,786,367
 Accumulated net realized gain ...........................................                      35,497,417
 Capital shares ..........................................................                   3,004,151,458
                                                                                            ---------------
Net assets, at value .....................................................                  $3,776,860,081
                                                                                            ===============

MUTUAL QUALIFIED FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001

CLASS Z:
 Net asset value and maximum offering price per share
  ($3,022,299,277 / 183,268,933 shares outstanding) ..............................................    $16.49
                                                                                                    ---------
CLASS A:
 Net asset value per share ($482,181,532 / 29,327,344 shares outstanding) ........................    $16.44
                                                                                                    ---------
 Maximum offering price per share ($16.44 / 94.25%) ..............................................    $17.44
                                                                                                    ---------
CLASS B:
 Net asset value and maximum offering price per share
  ($20,581,115 / 1,266,550 shares outstanding)* ..................................................    $16.25
                                                                                                    ---------
CLASS C:
 Net asset value per share ($251,798,157 / 15,388,975 shares outstanding)* .......................    $16.36
                                                                                                    ---------
 Maximum offering price per share ($16.36 / 99.00%) ..............................................    $16.53
                                                                                                    ---------


*Redemption price per share is equal to net asset value less any applicable sales charge.


                       See notes to financial statements.

MUTUAL QUALIFIED FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

Investment Income:
 Dividends ................................................................... $ 36,090,637
 Interest ....................................................................   43,411,830
                                                                               -------------
      Total investment income ................................................                $ 79,502,467
Expenses:
 Management fees (Note 3) ....................................................   22,652,261
 Administrative fees (Note 3) ................................................    2,951,406
 Distribution fees (Note 3)
  Class A ....................................................................    1,699,675
  Class B ....................................................................      116,546
  Class C ....................................................................    2,383,202
 Transfer agent fees (Note 3) ................................................    3,521,900
 Custodian fees ..............................................................      204,200
 Reports to shareholders .....................................................       47,600
 Registration and filing fees ................................................      102,300
 Professional fees ...........................................................      372,300
 Directors' fees and expenses ................................................      142,500
 Dividends for securities sold short .........................................      459,509
 Other .......................................................................       32,600
                                                                               -------------
      Total expenses .........................................................                  34,685,999
                                                                                              ------------
           Net investment income .............................................                  44,816,468
                                                                                              ------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ................................................................  224,365,046
  Foreign currency transactions ..............................................   (5,569,824)
                                                                               -------------
      Net realized gain ......................................................                 218,795,222
Net unrealized appreciation (depreciation) on:
  Investments ................................................................   (4,929,695)
  Translation of assets and liabilities denominated in foreign currencies ....   27,323,572
                                                                               -------------
      Net unrealized appreciation ............................................                  22,393,877
Net realized and unrealized gain .............................................                 241,189,099
                                                                                              ------------
Net increase in net assets resulting from operations .........................                $286,005,567
                                                                                              ============



                       See notes to financial statements.

MUTUAL QUALIFIED FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                   2001           2000
                                                                             -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................... $   44,816,468 $   47,066,133
  Net realized gain from investments and foreign currency transactions ....    218,795,222    462,218,799
  Net unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities denominated in foreign currencies .     22,393,877    (57,230,991)
                                                                            ------------------------------
      Net increase in net assets resulting from operations ................    286,005,567    452,053,941
Distributions to shareholders from:
 Net investment income:
  Class Z .................................................................    (34,101,550)   (89,758,935)
  Class A .................................................................     (3,749,898)   (11,985,847)
  Class B .................................................................        (86,106)      (128,386)
  Class C .................................................................       (432,723)    (4,756,859)
  Net realized gains:
  Class Z .................................................................   (220,049,398)  (321,394,420)
  Class A .................................................................    (35,353,850)   (48,173,613)
  Class B .................................................................     (1,185,728)      (652,037)
  Class C .................................................................    (18,028,375)   (24,971,026)
                                                                            ------------------------------
Total distributions to shareholders .......................................   (312,987,628)  (501,821,123)
Capital share transactions (Note 2):
  Class Z .................................................................    117,710,462   (190,765,588)
  Class A .................................................................     45,434,698    (21,590,739)
  Class B .................................................................     14,981,191      2,221,902
  Class C .................................................................     33,724,090    (40,539,605)
                                                                            ------------------------------
Total capital share transactions ..........................................    211,850,441   (250,674,030)

   Net increase (decrease) in net assets ..................................    184,868,380   (300,441,212)
Net assets:
 Beginning of year ........................................................  3,591,991,701  3,892,432,913
                                                                            ------------------------------
 End of year .............................................................. $3,776,860,081 $3,591,991,701
                                                                            ==============================
Undistributed net investment income included in net assets:
 End of year .............................................................. $    6,424,839  $ (11,704,373)
                                                                            ==============================


                       See notes to financial statements.

MUTUAL QUALIFIED FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Qualified Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The Fund may also invest in foreign securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contract stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were 1.00 billion shares authorized ($0.001 par value) of which 500 million, 200 million, 100 million and 200 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                     YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                                                 2001                          2000
                                                   ----------------------------------------------------------
                                                       SHARES        AMOUNT           SHARES       AMOUNT
                                                   ----------------------------------------------------------
CLASS Z SHARES:
Shares sold ......................................   9,833,857  $ 171,626,791       8,687,097  $ 147,023,633
Shares issued on reinvestment of distributions ...  14,689,812    243,779,305      24,459,949    394,399,369
Shares redeemed .................................. (17,158,762)  (297,695,634)    (43,606,971)  (732,188,590)
                                                   ----------------------------------------------------------
Net increase (decrease) ..........................   7,364,907  $ 117,710,462     (10,459,925) $(190,765,588)
                                                   ==========================================================

                                                                      YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                                                 2001                          2000
                                                   ----------------------------------------------------------
                                                       SHARES        AMOUNT           SHARES       AMOUNT
                                                   ----------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................  10,524,846  $ 182,403,064       6,136,344  $ 103,211,440
Shares issued on reinvestment of distributions ...   2,253,638     37,334,098       3,563,760     57,312,779
Shares redeemed .................................. (10,243,525)  (174,302,464)    (10,843,230)  (182,114,958)
                                                   ----------------------------------------------------------
Net increase (decrease) ..........................   2,534,959  $  45,434,698      (1,143,126) $ (21,590,739)
                                                   ==========================================================


MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



2. CAPITAL STOCK (CONT.)

                                                                     YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------
                                                                 2001                          2000
                                                     -------------------------------------------------------
                                                         SHARES       AMOUNT          SHARES       AMOUNT
                                                     -------------------------------------------------------
CLASS B SHARES:
Shares sold ........................................    884,594  $ 15,021,869         170,722   $ 2,863,771
Shares issued on reinvestment of distributions .....     73,331     1,186,025          47,180       752,906
Shares redeemed ....................................    (73,244)   (1,226,703)        (84,417)   (1,394,775)
                                                     -------------------------------------------------------
Net increase .......................................    884,681  $ 14,981,191         133,485   $ 2,221,902
                                                     -------------------------------------------------------


                                                                      YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------
                                                                 2001                          2000
                                                     -------------------------------------------------------
                                                         SHARES       AMOUNT          SHARES       AMOUNT
                                                     -------------------------------------------------------
CLASS C SHARES:
Shares sold ........................................  2,946,592  $ 50,591,704       1,415,521  $ 23,678,354
Shares issued on reinvestment of distributions .....  1,044,696    17,235,381       1,725,831    27,627,832
Shares redeemed .................................... (1,994,275)  (34,102,995)     (5,513,080)  (91,845,791)
                                                     -------------------------------------------------------
Net increase (decrease) ............................  1,997,013  $ 33,724,090      (2,371,728) $(40,539,605)
                                                     -------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Franklin Advisers Inc. The Fund earned $974,324 of dividend income from investment in the Sweep Money Fund.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Sweep Money Fund in an amount equivalent to the expenses imposed by the Sweep Money Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------
         0.150%   First $200 million
         0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
         0.075%   Over $1.2 billion

MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net asset of Class A, Class B, and C shares, respectively. Distributors received net commissions from sales of those Fund shares and received contingent deferred sales charges for the period of $206,291 and $50,362, respectively.


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                 Cost of investments ........................ $3,045,037,174
                                                              ---------------
                 Unrealized appreciation ....................    797,391,723
                 Unrealized depreciation ....................    (79,715,855)
                                                              ---------------
                 Net unrealized appreciation ................ $  717,675,868
                                                              ---------------

                 Undistributed ordinary income .............. $   13,715,420
                 Undistributed long term capital gains ......     41,916,212
                                                              ---------------
                 Distributable earnings ..................... $   55,631,632
                                                              ---------------

The tax character of distributions paid during the year ended December 31, 2001 and 2000, was as follows:

                 DISTRIBUTIONS PAID FROM:                  2001          2000
                                                     ---------------------------
                 Ordinary income
                   Class Z .......................... $ 67,723,450  $147,859,268
                   Class A ..........................    9,196,389    20,727,520
                   Class B ..........................      205,984       245,082
                   Class C ..........................    3,107,091     9,290,419
                 Long-term capital gain
                   Class Z ..........................  186,427,498   263,294,087
                   Class A ..........................   29,907,360    39,431,940
                   Class B ..........................    1,065,850       535,341
                   Class C ..........................   15,354,006    20,437,466
                                                     ---------------------------
                                                      $312,987,628  $501,821,123
                                                     ===========================

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sales of foreign currencies.

At December 31, 2001, the Fund had deferred currency losses occurring subsequent to October 31, 2001 of $806,777. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001, aggregated $1,710,099,439 and $1,914,497,538, respectively.

Transactions in options written during the period ended December 31, 2001 were as follows:

                                                           NUMBER
                                                        OF CONTRACTS PREMIUM
-----------------------------------------------------------------------------
Options outstanding at December 31, 2000 ............         --   $      --
Options written .....................................      2,445     657,353
Options expired .....................................     (1,025)   (280,632)
Options exercised ...................................     (1,420)   (376,721)
                                                        ---------------------
Options outstanding at December 31, 2001 ............         --   $      --
                                                        ---------------------

6. FORWARD EXCHANGE CONTRACTS

At December 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                          IN      SETTLEMENT    UNREALIZED
CONTRACTS TO BUY:                                                    EXCHANGE FOR    DATE       GAIN (LOSS)
-----------------                                                    ---------------------------------------
   6,800,000  Danish Krone ....................................  U.S.$   802,587   1/16/02  U.S.$   11,070
   2,888,037  British Pounds ..................................        4,115,452   3/25/02          67,477
  13,100,000  European Unit ...................................  GBP   8,234,352    2/4/02         311,105
                                                                                                    78,547
                                                                                                -----------
                                                                                                   389,652
                                                                                                -----------

CONTRACTS TO SELL:
------------------
  18,710,405  Danish Krone ....................................  U.S.$ 2,279,619   1/16/02          40,818
  51,303,732  European Unit ...................................       46,204,098   1/16/02         554,008
  18,200,000  European Unit ...................................       16,310,962    2/4/02         128,989
  34,388,324  British Pounds ..................................       50,132,512    2/4/02         191,100
  65,905,261  Canadian Dollars ................................       42,691,106   2/19/02       1,416,996
  57,491,461  European Unit ...................................       51,892,765   2/27/02         817,423
  25,000,000  Canadian Dollars ................................       16,149,871   2/28/02         493,970
  29,242,309  European Unit ...................................       26,656,374   3/18/02         696,101
  14,734,261  European Unit ...................................       13,529,707   3/25/02         452,626
  30,257,574  British Pounds ..................................       43,965,030   3/25/02         141,039
 238,747,678  Norwegian Krone .................................       26,496,402   4/15/02         209,384
   7,384,815  Swiss Franc .....................................        4,500,000   6/13/02          50,506


MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)

6. FORWARD EXCHANGE CONTRACTS (CONT.)
                                                                          IN      SETTLEMENT     UNREALIZED
CONTRACTS TO SELL (CONT.)                                            EXCHANGE FOR    DATE          GAIN (LOSS)
-------------------------                                            -----------------------------------------
 2,273,538,438  Japanese Yen .................................  U.S.$ 17,643,264   6/21/02   U.S.$   136,115
    30,500,000  Swiss Franc ..................................        18,402,317   9/13/02             7,079
                                                                    ------------                 ------------
                                                                U.S.$376,854,027                   5,336,154
                                                                    ------------                 ------------
        Net unrealized gain on offsetting forward contracts ..                                       170,498
                                                                                                 ------------
          Unrealized gain on forward exchange contracts ......                               U.S.$ 5,896,304
                                                                                                 ------------

CONTRACTS TO BUY:
  10,438,887  Canadian Dollars ...............................  U.S.$  6,618,392   2/19/02   U.S.$   (80,890)
   5,600,000  British Pounds .................................         8,121,820   3/25/02           (10,980)
                                                                    ------------                 ------------
                                                                U.S.$ 14,740,212                     (91,870)
                                                                    ------------                 ------------

CONTRACTS TO SELL:
  84,629,904  Danish Krone ...................................  U.S.$  9,739,221   1/16/02          (387,203)
  13,200,000  European Unit ..................................        11,710,650   1/16/02           (34,719)
  45,000,000  British Pounds .................................        65,230,937   1/16/02          (198,131)
   7,500,000  British Pounds .................................        10,891,875   1/24/02            (7,878)
  43,760,911  European Unit ..................................        38,332,098    2/4/02          (576,577)
  25,516,106  British Pounds .................................        36,264,367    2/4/02          (792,116)
  32,223,043  European Unit ..................................        28,394,937   2/27/02          (231,975)
   1,360,812  Norwegian Krone ................................           149,605   4/15/02              (225)
  33,997,453  European Unit ..................................        29,829,772   5/21/02          (291,203)
   2,051,496  Swiss Franc ....................................         1,234,354   6/13/02            (1,712)
  33,276,879  Japanese Yen ...................................           255,828   6/21/02              (417)
                                                                    ------------                 ------------
                                                                U.S.$232,033,644                  (2,522,156)
                                                                    ------------                 ------------
              Net unrealized loss on offsetting forward contracts                                   (360,541)
                                                                                                 ------------
                Unrealized loss on forward exchange contracts                                     (2,974,567)
                                                                                                 ------------
                  Net unrealized gain on forward exchange contracts                          U.S.$ 2,921,737
                                                                                                 ------------


MUTUAL QUALIFIED FUND
Notes to Financial Statements (CONTINUED)



7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 2001 are as follows:

                                                                  ACQUISITION
NUMBER OF SHARES                             ISSUER                   DATE         COST            VALUE
----------------------------------------------------------------------------------------------------------
        4     Lancer Industries Inc., B .........................   8/11/89    $   51,281      $ 5,126,779
   48,650     Montpelier Re Holdings Ltd. .......................  12/12/01     4,865,000        4,865,000
9,112,000     Nippon Investment LLC .............................   2/14/01     9,112,000        9,112,000
   97,300     Olympus Re Holdings Ltd. ..........................  12/24/01     9,730,000        9,730,000
  425,000     Security Capital European Realty ..................    4/8/98     8,500,000        6,228,375
1,375,000     State National Bancshares Inc. ....................   8/14/00    22,000,000       22,000,000
  100,000     White Mountains Insurance Group Inc. (Restricted) .   8/24/01    20,000,000       33,060,000
                                                                                               -----------
TOTAL RESTRICTED SECURITIES (2.40% OF NET ASSETS) ...............                              $90,122,154
                                                                                               -----------

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at December 31, 2001 were as shown below.

                           NUMBER OF                            NUMBER OF                                       REALIZED
                          SHARES HELD    GROSS       GROSS     SHARES HELD      VALUE        INVESTMENT INCOME   CAPITAL
NAME OF ISSUER           DEC. 31, 2000 ADDITIONS  REDUCTIONS  DEC. 31, 2001  DEC. 31, 2001    1/1/01-12/31/01  GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Fibermark Inc. ........    511,800             --   (511,800)            --             *              --     $(5,068,861)
Fine Host Corp. .......    452,571             --         --        452,571  $  4,480,453              --              --
Franklin Institutional
  Fiduciary Trust Money
  Market Portfolio ....         --    144,195,022         --    144,195,022   144,195,022        $974,324              --
ITLA Capital Corp. ....    689,000             --         --        689,000    14,441,440              --              --
Lancer Industries Inc., B        4             --         --              4     5,126,779              --              --
MBOP Liquidating Trust     412,418             --         --        412,418       206,209              --              --
Nippon Investments, LLC  9,112,000             --         --      9,112,000     9,112,000              --              --
Saxon Capital
  Acquisition Corp., 144A       --      2,340,000         --      2,340,000    23,692,500              --              --
State National Bancshares
  Inc. ................  1,375,000             --         --      1,375,000    22,000,000              --              --
Union Acceptance Corp., A       --      3,622,294         --      3,622,294    18,111,470              --              --
Van Melle NV ..........    971,015             --   (971,015)            --             *              --      32,430,693
Wellsford Real
  Properties Inc. .....  1,202,174             -- (1,202,174)            --             *              --      (3,245,457)
                                                                             ---------------------------------------------
TOTAL NON CONTROLLED
AFFILIATES                                                                   $241,365,873        $974,324     $24,116,375

*As of December 31, 2001, no longer an affiliate.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
To the Board of Directors of Franklin Mutual Series Fund, Inc. and Shareholders of Mutual Qualified Fund


We have audited the accompanying statement of assets and liabilities of Mutual Qualified Fund, a portfolio of Franklin Mutual Series Fund, Inc. ("Fund"), including the statement of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Qualified Fund, a portfolio of Franklin Mutual Series Fund, Inc., at December 31, 2001, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /S/ERNST AND YOUNG LLP


Boston, Massachusetts
February 1, 2002

MUTUAL QUALIFIED FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $233,160,188 as a capital gain dividend for the fiscal year ended December 31, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 25.05% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

DIRECTORS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT DIRECTORS                                NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD I. ALTMAN, Ph.D. (60) Director Since 1987        6            None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center, Stern
School of Business, New York University; editor and author of numerous financial publications; and financial consultant.
------------------------------------------------------------------------------------------------------------------------------------
ANN TORRE GRANT (43)         Director Since 1994        6            Independent Director, USA Education, Inc. (Sallie Mae), and
51 John F. Kennedy Pkwy.                                             Condor Technology Solutions, Inc. (information technology
Short Hills, NJ 07078-2702                                           consulting).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY Executive Vice
President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, USAirways, Inc. (until
1995).
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)    Director Since 1996        31           None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE A. MACPHERSON (71)     Director Since 1974        6            None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former Chairman, A.A. MacPherson, Inc., Canton, MA (representative for electrical manufacturers), and Partner/Owner McKinstry Inc., Chicopee, MA
(manufacturer of electrical enclosures).
---------------------------------------------------------------------------------------------------------------------------

                                                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)        Director Since 1996        31           None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978), Financial Vice President, Florida
Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (71)       Director Since 1998        11           None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)           Director Since 1996        11           None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and
FORMERLY, President, F.N.C. Textiles, Inc., and Chairman of the Board, Carolace
Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (55)          Director Since 1991        13           Director, El Oro Mining and Exploration Company, PLC and The
51 John F. Kennedy Pkwy.                                             Exploration Company, PLC.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS AND OFFICERS                      NUMBER OF
                                                  PORTFOLIOS IN FUND
                                      LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**PETER A. LANGERMAN (46)    Chairman Chairman of       6            None
51 John F. Kennedy Pkwy.     of the   the Board
Short Hills, NJ 07078-2702   Board    since 2001
                             and      and
                             Director Director
                                      since 1989

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer, Franklin Mutual Advisers, LLC.
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (76)    Director Since 1996        16           None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client
Group, Inc.; and President, Franklin Advisory Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------

                                                     NUMBER OF
                                                 PORTFOLIOS IN FUND
                                      LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION  TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------
**DAVID J. WINTERS (39)    President Since 2001         6           None
51 John F. Kennedy Pkwy.   and
Short Hills, NJ 07078-2702 Director

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Investment Officer, Franklin Mutual Advisers, LLC.
--------------------------------------------------------------------------------------------
DAVID P. GOSS (54)         Vice      Since 2000         None        None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
--------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)      Vice      Since 2000         None        None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
--------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)    Treasurer Since 2000         None        None
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)     Vice      Since 2000         None        None
One Franklin Parkway       President
San Mateo, CA 94403-1906   and
                           Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Langerman and Mr. Winters are considered interested persons of the Fund under the federal securities laws due to their positions as officers of Franklin Mutual Advisers, LLC., the Fund's advisor.


--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

[logo omitted]
Franklin Templeton Investments

One Franklin Parkway
San Mateo, CA  94403-1906




ANNUAL REPORT
MUTUAL QUALIFIED FUND

CHAIRMAN OF THE BOARD
Peter A. Langerman

PRESIDENT
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Qualified Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

475 A2001 02/02          [recycled symbol omitted]  Printed on recycled paper